Summary of Significant Accounting Policies (Details) - Schedule of net income (loss) per common share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of net income (loss) per common share (Parentheticals) [Line Items]
Diluted weighted average number of shares	18,336,854	25,757,500	19,547,177	25,757,500	25,757,500	25,757,500
Diluted income (loss) available to shares	$ (0.02)	$ (0.33)	$ (0.09)	$ 0.55
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of net income (loss) per common share (Parentheticals) [Line Items]
Diluted weighted average number of shares	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250
Diluted income (loss) available to shares	$ (0.02)	$ (0.33)	$ (0.09)	$ 0.55